Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD INDEX FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 29, 2025
Institutional | Vanguard Small-Cap Growth Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vanguard Small-Cap Growth Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy, hold, and sell Institutional Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Growth Index (the Index), a broadly diversified index of growth stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund could lose money over short or long periods of time.You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Small-Cap Growth Index Fund Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Institutional | Vanguard Small-Cap Growth Index Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund could lose money over short or long periods of time.
Institutional | Vanguard Small-Cap Growth Index Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Institutional | Vanguard Small-Cap Growth Index Fund | Stock Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.
Institutional | Vanguard Small-Cap Growth Index Fund | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. The stock prices of small companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.
Institutional | Vanguard Small-Cap Growth Index Fund | index-related Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Index-related risks. The Fund is subject to risks associated with index investing, which include passive management risk, tracking error risk, and index provider risk. Passive management risk is the chance that the Fund’s use of an indexing strategy will negatively impact the Fund’s performance. Because the Fund seeks to track the performance of its target index regardless of how that index is performing, the Fund’s performance may be lower than it would be if the Fund were actively managed. Tracking error risk is the chance that the Fund’s performance will deviate from the performance of its target index. Tracking error risk may be heightened during times of increased market volatility or under other unusual market conditions. Index provider risk is the chance that the Fund will be negatively impacted by changes or errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.
Institutional | Vanguard Small-Cap Growth Index Fund | Index Replicating Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Index replicating risk, which is the chance that the Fund may be prevented from holding one or more securities in the same proportion as in its target index.
Institutional | Vanguard Small-Cap Growth Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
2015	rr_AnnualReturn2015	(2.52%)
2016	rr_AnnualReturn2016	10.74%
2017	rr_AnnualReturn2017	21.94%
2018	rr_AnnualReturn2018	(5.69%)
2019	rr_AnnualReturn2019	32.77%
2020	rr_AnnualReturn2020	35.31%
2021	rr_AnnualReturn2021	5.70%
Annual Return 2022	rr_AnnualReturn2022	(28.39%)
2023	rr_AnnualReturn2023	21.44%
2024	rr_AnnualReturn2024	16.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.21%)
1 Year	rr_AverageAnnualReturnYear01	16.50%
5 Years	rr_AverageAnnualReturnYear05	7.70%
10 Years	rr_AverageAnnualReturnYear10	9.10%
Institutional | Vanguard Small-Cap Growth Index Fund | Return After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.32%
5 Years	rr_AverageAnnualReturnYear05	7.54%
10 Years	rr_AverageAnnualReturnYear10	8.87%
Institutional | Vanguard Small-Cap Growth Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	6.02%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Institutional | Vanguard Small-Cap Growth Index Fund | Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.88%
5 Years	rr_AverageAnnualReturnYear05	13.78%
10 Years	rr_AverageAnnualReturnYear10	12.48%
Institutional | Vanguard Small-Cap Growth Index Fund | CRSP US Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.48%
5 Years	rr_AverageAnnualReturnYear05	7.66%
10 Years	rr_AverageAnnualReturnYear10	9.05%